Income Taxes - Schedule Of Deferred Tax Assets And Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Reserves on assets	$ 6,435	$ 5,603
Liabilities not yet deductible	3,786	3,565
Interest expense limitation	5,491	12,965
Other	2,332	1,645
Total gross deferred tax assets	18,044	23,778
Deferred tax liabilities:
Tradename	31,962	25,810
Intangible assets	45,956	41,002
Goodwill	5,743	3,858
Inventory	832	0
Property, plant and equipment	5,125	4,633
Total gross deferred tax liabilities	89,618	75,303
Net deferred tax liabilities	$ 71,574	$ 51,525